Long-Term Debt, Net, SoftBank Debt Financing and Interest Expense (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 20, 2022	May 10, 2022	Dec. 31, 2021	Dec. 27, 2019
Debt Instrument [Line Items]
Less: current portion		$ (22,000,000)			$ (29,000,000)
Long-term debt, net		$ 1,008,000,000			666,000,000
Senior Notes
Debt Instrument [Line Items]
Interest rate		7.875%
Outstanding principal balance		$ 669,000,000			669,000,000
Less: unamortized debt issuance costs		(7,000,000)			(9,000,000)
Long-term debt, net		$ 662,000,000			660,000,000
Line of Credit
Debt Instrument [Line Items]
Interest rate		9.593%
Outstanding principal balance		$ 350,000,000			0
Less: unamortized debt issuance costs		(7,000,000)			0
Long-term debt, net		343,000,000			0
Line of Credit | 2020 Credit Facility
Debt Instrument [Line Items]
Availability			$ 1,100,000,000			$ 1,750,000,000
Line of Credit | Junior Letter of Credit Tranche | 2020 Credit Facility
Debt Instrument [Line Items]
Availability		$ 350,000,000		$ 350,000,000
Line of Credit | Junior Letter of Credit Tranche | 2020 Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Availability	$ 470,000,000
Line of Credit | Junior Letter of Credit Tranche | 2020 Credit Facility | SOFR rate
Debt Instrument [Line Items]
Floor interest rate		0.75%
Basis spread on variable interest rate		6.50%
Line of Credit | Junior Letter of Credit Tranche | 2020 Credit Facility | SOFR rate | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable interest rate	9.90%
Other Loans
Debt Instrument [Line Items]
Outstanding principal balance		$ 25,000,000			35,000,000
Less: current portion		(22,000,000)			(29,000,000)
Long-term debt, net		$ 3,000,000			$ 6,000,000
Other Loans | Minimum
Debt Instrument [Line Items]
Interest rate		3.30%
Other Loans | Maximum
Debt Instrument [Line Items]
Interest rate		20.90%